DEBT (Payments Required Under Long-Term Debt) (Detail) - VERSO PAPER HOLDINGS LLC $ in Thousands	Dec. 31, 2014 USD ($)
Long-term debt by maturity:
2015	$ 30,000
2016	142,500
2017	63,000
2018	0
2019	1,085,455
2020 and thereafter	23,305
Total debt	$ 1,344,260